Risk Management Activities - Netting Arrangements (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Disclosure of offsetting of financial assets [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ (306)	$ (132)
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	138	69
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(168)	(63)
Long-term
Disclosure of offsetting of financial assets [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(122)	(104)
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	54	10
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(68)	(94)
Current
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	394	120
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	(137)	(69)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	257	51
Long-term
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	330	69
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	(53)	(10)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	$ 277	$ 59